Commitments (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended																		1 Months Ended							1 Months Ended									1 Months Ended		9 Months Ended		1 Months Ended								1 Months Ended			1 Months Ended
	Oct. 31, 2011	May 31, 2011	Jun. 30, 2012	Sep. 30, 2011	May 28, 2012	Mar. 30, 2012	Mar. 27, 2012	May 20, 2011	May 12, 2011	Mar. 28, 2011	Oct. 14, 2010	Sep. 30, 2010	Aug. 10, 2010	Jul. 20, 2010	Apr. 13, 2010	Feb. 17, 2010	Nov. 04, 2009	Apr. 30, 2009	Nov. 30, 2007	Oct. 31, 2007	Sep. 29, 2007	Apr. 30, 2012 Lease Agreements [Member]	Jan. 31, 2012 Consulting Agreement [Member]	Apr. 30, 2011 Consulting Agreement [Member]	Feb. 28, 2011 Consulting Agreement [Member]	Oct. 31, 2007 Consulting Agreement [Member]	Jun. 30, 2012 Consulting Agreement [Member]	Jan. 24, 2012 Consulting Agreement [Member]	Jan. 31, 2012 Consulting Agreement [Member] May 1, 2012	Jan. 31, 2012 Consulting Agreement [Member] August 1, 2012	Jan. 31, 2012 Consulting Agreement [Member] November 1, 2012	Jan. 31, 2012 Consulting Agreement [Member] February 1, 2013	Apr. 30, 2011 Consulting Agreement [Member] October 31, 2011	Apr. 30, 2011 Consulting Agreement [Member] April 30, 2012	Apr. 30, 2011 Consulting Agreement [Member] October 31, 2012	Apr. 30, 2011 Consulting Agreement [Member] April 30, 2013	Jun. 30, 2012 Consulting Agreement 1 [Member]	Mar. 31, 2012 Exclusive Placement Agent and Advisor [Member]	Mar. 14, 2012 Exclusive Placement Agent and Advisor [Member]	Jun. 30, 2012 Financial Advisory Services [Member]	Oct. 31, 2011 Financial Advisory Services [Member]	Apr. 30, 2012 Employment Agreement [Member]	Mar. 31, 2012 Employment Agreement [Member]	Jun. 30, 2011 Employment Agreement [Member]	May 31, 2011 Employment Agreement [Member]	Apr. 30, 2011 Employment Agreement [Member]	Mar. 30, 2012 Employment Agreement [Member]	Jun. 01, 2011 Employment Agreement [Member]	May 01, 2011 Employment Agreement [Member]	May 31, 2011 Employment Agreement 1 [Member]	Apr. 30, 2011 Employment Agreement 1 [Member]	May 01, 2011 Employment Agreement 1 [Member]	Apr. 30, 2011 Employment Agreement 2 [Member]	Apr. 30, 2011 Employment Agreement 3 [Member]
Commitments (Textual)
Monthly compensation																																										$ 4,170
Payment term under termination of employee before initial term expires																																										Base salary for the one year period		Base salary for the two-week period	Base salary for the two-week period	Base salary for the one year				base salary for the two-week	Base salary for the one year		Base salary for the one year period	Base salary for the one year period
Term of agreement																												1 year											90 days		12 months					2 years	1 year	1 year	1 year		2 years	1 year	2 years	2 years
Monthly payment under the agreement																							3,500	6,500																			1,750
Common stock issued	6,000																						28,000	20,000					7,000	7,000	7,000	7,000	5,000	5,000	5,000	5,000
Notice period to terminate agreement																							60 days	30 days
Placement fees as percentage of sale to outside party																																							7.00%
Issuance of warrants as percentage of sale to outside party																																							7.00%
Requisition of payment under agreement																																									10,000
Payment for stock being quoted on OTCQX																																									6,000
Quarterly payment under agreement																																									6,000
Payment to ouside consultants		13,500																																						16,000
Annual compensation																																												70,000	54,000	150,000				50,000	150,000		120,000	70,000
Finder fees as a percentage of aggregate amount of equity capital raised																								7.00%
Finder fees as a percentage of aggregate amount of debt capital raised																								4.00%
Common stock, shares issued			10,965,500	12,052,500	480,000	400,000	100,000	950,000	400,000	50,000	50,000	7,037,500	50,000	50,000	75,000	50,000	100,000	275,000	197,500	850,000	390,000			5,000			6,000										7,000
Common stock , share price																								$ 5.50			$ 5.50										$ 4.00
Common Stock, fair value,			1,097	1,206	1,464,000	1,220,000	305,000	1,899,975	1,200,000	100,000	5,000	703	5,000	5,000	7,500	5,000	10,000	27,500	19,750	85,000	39,000			27,500			33,000,000										28,000
Amount pay (per month) for administrative and other miscellaneous services																									$ 4,500	$ 5,000
Agreement termination effective date																						Oct. 31, 2012		Oct. 11, 2011	Jan. 31, 2012	Oct. 01, 2008												May 30, 2012						May 31, 2012	May 31, 2012	Mar. 31, 2013				May 31, 2012	Mar. 31, 2013		Mar. 31, 2013	Mar. 31, 2013